Subsequent events to the reporting date - Financial Position (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	R$ 4,387,453	R$ 1,076,833	R$ 1,614,697	R$ 1,477,246
Financial instruments	21,098,565	1,631,505
Derivative financial instruments	352,454	77,090
Trade accounts receivable	2,537,058	2,297,763
Inventories	1,853,104	1,198,265
Recoverable taxes	296,832	300,988
Other assets	169,175	119,610
Total current assets	30,798,892	6,800,088
Non-current assets
Derivative financial instruments	141,480	56,820
Recoverable taxes	231,498	283,757
Advances to suppliers	218,493	221,555
Judicial deposits	129,005	113,613
Deferred taxes	8,998	2,606
Other assets	30,283	31,466
Non-current assets other than biological, PPE, intangible assets and investments	823,409	770,792
Investments	14,338	6,764
Biological assets	4,935,905	4,548,897	4,072,528
Property, plant and equipment	17,020,259	16,211,228	17,020,259
Intangible assets	180,311	141,785	172,947
Biological assets, PPE, Intangible assets and investments	22,310,343	20,955,315
Total non-current assets	23,133,752	21,726,107
Total assets	53,932,644	28,526,195	29,371,275
Current liabilities
Loans and financing	3,425,399	2,115,067
Derivative financial instruments	596,530	23,819
Trade accounts payable	632,565	621,179
Payroll and charges	234,192	196,467
Taxes payable	243,835	125,847
Dividends payable	5,434	180,550
Total current liabilities	6,058,678	3,719,066
Noncurrent liabilities
Loans and financing	27,648,657	10,076,789
Derivative financial instruments	1,040,170	104,077
Provision for contingencies	351,270	317,069	246,634
Deferred taxes	1,038,133	1,787,413
Total non-current liabilities	35,848,031	13,190,518
Total liabilities	41,906,709	16,909,584	19,246,286
Equity
Shareholders' equity controlling	12,012,007	11,616,611	10,124,989
Non-controlling interest in subsidiaries' equity	13,928
Total equity	12,025,935	11,616,611	R$ 10,124,989	R$ 9,187,759
Total equity and liabilities	53,932,644	28,526,195
Fair value
Non-current assets
Total assets	26,528,404	6,314,312
Noncurrent liabilities
Total liabilities	1,636,700	R$ 127,896
Business combinations | Fibria | Fair value
Current assets
Cash and cash equivalents	1,795,000
Financial instruments	4,316,000
Derivative financial instruments	211,000
Trade accounts receivable	1,302,000
Inventories	6,187,000
Recoverable taxes	261,000
Other assets	213,000
Total current assets	14,285,000
Non-current assets
Non-current financial assets	173,000
Derivative financial instruments	455,000
Recoverable taxes	988,000
Advances to suppliers	604,000
Judicial deposits	210,000
Deferred taxes	1,567,000
Other assets	227,000
Non-current assets other than biological, PPE, intangible assets and investments	4,224,000
Investments	200,000
Biological assets	4,580,000
Property, plant and equipment	25,044,000
Right of use	2,761,000
Unallocated parcel-Goodwill	7,897,000
Biological assets, PPE, Intangible assets and investments	50,951,000
Total non-current assets	55,175,000
Total assets	69,460,000
Current liabilities
Loans and financing	3,136,000
Derivative financial instruments	276,000
Lease Liabilities	349,000
Trade accounts payable	3,427,000
Payroll and charges	402,000
Taxes payable	129,000
Dividends payable	6,000
Other accounts payable	150,000
Total current liabilities	7,875,000
Noncurrent liabilities
Loans and financing	17,591,000
Lease Liabilities	2,412,000
Derivative financial instruments	126,000
Provision for contingencies	3,182,000
Deferred taxes	558,000
Other accounts payable	369,000
Total non-current liabilities	24,238,000
Total liabilities	32,113,000
Equity
Shareholders' equity controlling	37,236,000
Non-controlling interest in subsidiaries' equity	111,000
Total equity	37,347,000
Total equity and liabilities	69,460,000
Business combinations | Fibria | Fair value | Other
Non-current assets
Intangible assets	309,000
Business combinations | Fibria | Fair value | Customer relationship
Non-current assets
Intangible assets	9,031,000
Business combinations | Fibria | Fair value | Softwares
Non-current assets
Intangible assets	21,000
Business combinations | Fibria | Fair value | Cultivars
Non-current assets
Intangible assets	143,000
Business combinations | Fibria | Fair value | Supplier contracts
Non-current assets
Intangible assets	172,000
Business combinations | Fibria | Fair value | Port assets
Non-current assets
Intangible assets	749,000
Business combinations | Fibria | Fair value | Added value of contracts-leases
Non-current assets
Intangible assets	R$ 44,000